Going Concern and Management Plans	12 Months Ended
Dec. 31, 2014
Going Concern and Management Plans

Note 2. GOING CONCERN AND MANAGEMENT PLANS

The Company’s financial statements for the year ended December 31, 2014 indicate there is substantial doubt about its ability to continue as a going concern as the Company requires additional equity and/or debt financing to continue its operations. The Company must ultimately generate sufficient cash flow to meet its obligations on a timely basis, attain profitability in its business operations, and be able to fund its long term business development and growth plans. The Company’s business will require significant amounts of capital to sustain operations and make the investments it needs to execute its longer-term business plan. The Company’s liquidity and capital resources have decreased as a result of the net loss of $13,852,249 that it incurred during the year ended December 31, 2014. At December 31, 2014, the Company’s accumulated deficit amounted to $15,231,903. At December 31, 2014, the Company had working capital of $127,874 compared to $11,657,615 at December 31, 2013, a decrease of $11,529,741. As described in Note 13 (Subsequent Events), on March 3, 2015, the Company and institutional and individual accredited investors entered in a securities purchase agreement pursuant to which the Company issued and sold, in a $3.5 million private placement ($2.9 million in net proceeds), 686,463 shares of common stock and warrants to purchase up to 547,026 shares of the Company’s common stock. The Company will use the net proceeds from the private placement for working capital. In addition, the Merger with Vaporin also provides an additional financing transaction to occur subsequent to the closing of the Merger for up to $25 million in exchange for common stock and warrants of the Company subject to the Company complying with certain financial covenants and performance-based metrics still to be negotiated.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s existing liquidity is not sufficient to fund its operations, anticipated capital expenditures, working capital and other financing requirements for the foreseeable future. We believe we will need to raise additional debt or equity financing to maintain and expand the business. Any equity financing or the issuance of equity equivalents including convertible debt could be dilutive to our shareholders. If either such additional capital is not available on terms acceptable to the Company or at all then the Company may need to curtail its operations and/or take additional measures to conserve and manage its liquidity and capital resources, any of which would have a material adverse effect on our business, results of operations and financial condition.

Vaporin Inc [Member]
Going Concern and Management Plans

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. Since its inception, the Company has been engaged substantially in financing activities and developing its business plan and marketing. As a result, the Company incurred accumulated net losses during the year ended December 31, 2014 of $6,201,099. In addition to raising capital from the sale of equity, the Company’s development activities since inception have been financially sustained through capital contributions from note holders.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital from the sale of common stock or through debt financing and, ultimately, the achievement of significant operating revenues. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.